Revenue Related to Contracts With Customers (Details)	12 Months Ended
Dec. 31, 2017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-12-31
Disaggregation of Revenue [Line Items]
Performance obligations expected to be satisfied, percentage	45.00%
Performance obligations expected to be satisfied, expected timing	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Disaggregation of Revenue [Line Items]
Performance obligations expected to be satisfied, percentage	63.00%
Performance obligations expected to be satisfied, expected timing	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-31
Disaggregation of Revenue [Line Items]
Performance obligations expected to be satisfied, percentage	88.00%
Performance obligations expected to be satisfied, expected timing	15 years